Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income:
SEC Schedule, 12-04, Cash Dividends Paid to Registrant, Subsidiaries and Equity Method Investees									$ 0	$ 0	$ 6,400,000
Interest Income	$ 9,634,000	$ 9,668,000	$ 8,717,000	$ 9,098,000	$ 9,564,000	$ 9,339,000	$ 9,098,000	$ 9,095,000	37,117,059	37,096,325	36,934,111
Miscellaneous Income	2,642,000	4,530,000	2,687,000	2,774,000	2,831,000	2,988,000	2,806,000	2,796,000	12,633,251	11,421,133	9,097,143
Expenses:
Interest Expense	924,000	845,000	978,000	1,078,000	1,175,000	1,431,000	1,756,000	2,219,000	3,824,096	6,581,692	8,311,500
Other Expenses									3,433,005	3,244,481	3,971,683
Income Before Income Taxes	2,544,000	5,969,000	3,715,000	4,054,000	3,832,000	1,010,000	2,457,000	1,328,000	16,283,282	8,627,561	9,474,037
Income Tax Benefit	516,000	1,327,000	791,000	875,000	767,000	105,000	441,000	264,000	3,509,391	1,576,957	1,679,550
Net Income	$ 2,028,000	$ 4,642,000	$ 2,924,000	$ 3,179,000	$ 3,065,000	$ 905,000	$ 2,016,000	$ 1,064,000	12,773,891	7,050,604	7,794,487
Net Income Available To Common Shareholders									12,773,891
Parent Company [Member]
Income:
Equity in Earnings of Security Federal Bank									14,109,630	8,393,140	2,092,130
Miscellaneous Income									46,026	148,877	62,390
Total Income									14,155,656	8,542,017	8,554,520
Expenses:
Interest Expense									1,672,109	1,783,796	906,152
Other Expenses									64,725	64,494	39,331
Total Expenses									1,736,834	1,848,290	945,483
Income Before Income Taxes									12,418,822	6,693,727	7,609,037
Income Tax Benefit									(355,069)	(356,877)	(185,450)
Net Income									$ 12,773,891	$ 7,050,604	$ 7,794,487